SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 8,893
			8,893
	Total Common Stock (Cost $0)		8,893
	Preferred Stock — 1.3%
	Banks — 0.6%
	Banks — 0.6%
[c,d]	AgriBank FCB, 6.875% (LIBOR 3 Month + 4.23%)	$ 40,000	4,330,000
[c,d]	CoBank ACB, Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,300,250
			9,630,250
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[d]	Crestwood Equity Partners L.P., 9.25%	320,654	2,959,636
			2,959,636
	Miscellaneous — 0.4%
	U.S. Government Agencies — 0.4%
[d]	Farm Credit Bank of Texas, Series 1, 10.00%	6,285	6,497,119
			6,497,119
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
[e,f]	Centaur Funding Corp., 9.08%, 4/21/2020	2,380	2,429,088
			2,429,088
	Total Preferred Stock (Cost $21,487,971)		21,516,093
	Asset Backed Securities — 19.8%
	Asset-Backed - Finance & Insurance — 8.6%
[e]	Aqua Finance Trust, Series 2019-A 4.01%, 7/16/2040	3,100,000	3,085,926
[e]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46%, 8/20/2024	6,000,000	5,987,144
	Conn’s Receivables Funding, LLC,
[e]	Series 2019-A Class A, 3.40%, 10/16/2023	1,829,206	1,836,972
[e]	Series 2019-B Class A, 2.66%, 6/17/2024	4,139,302	4,141,565
[e]	ExteNet, LLC, Series 2019-1A Class A2, 3.204%, 7/26/2049	5,000,000	5,024,408
	Freed ABS Trust,
[e]	Series 2019-1 Class-A, 3.42%, 6/18/2026	2,070,015	2,078,722
[e]	Series 2019-2 Class A, 2.62%, 11/18/2026	3,657,214	3,656,622
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34%, 7/25/2033	3,657,185	3,645,624
	Lendingpoint Asset Securitization Trust,
[e]	Series 2019-1 Class A, 3.154%, 8/15/2025	4,341,590	4,349,421
[e]	Series 2019-2 Class A, 3.071%, 11/10/2025	7,465,295	7,466,218
[e]	LL ABS Trust, Series 2019-1A Class A, 2.87%, 3/15/2027	4,000,000	4,000,165
[e]	Meltel Land Funding, LLC, Series 2019-1A Class A, 3.768%, 4/15/2049	5,500,000	5,595,092
[e]	New Residential Advance Receivables Trust, Series 2019-T2 3.06%, 8/15/2053	4,875,000	4,837,380
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2019-T4 Class DT4, 2.804%, 10/15/2051	6,860,000	6,842,705
[e]	Series 2019-T5 Class AT5, 2.425%, 10/15/2051	4,000,000	4,001,033
[e]	Series 2019-T5 Class DT5, 2.85%, 10/15/2051	4,500,000	4,501,093
[e]	NMEF Funding LLC, Series 2019-A Class A, 2.73%, 8/15/2026	5,825,000	5,819,736
[e]	NP SPE II, LLC, Series 2019-2A Class A1, 2.864%, 11/19/2049	5,980,647	5,968,705
[e]	NRZ Advance Receivables Trust , Series 2019-T1 Class AT1, 2.59%, 7/15/2052	7,000,000	7,011,340
	Ocwen Master Advance Receivables Trust,
[e]	Series 2019-T1 3.107%, 8/15/2050	2,050,000	2,055,616
[e]	Series 2019-T2 3.042%, 8/15/2051	3,100,000	3,115,237
[e]	Oportun Funding X, LLC, Series 2018-C Class A, 4.10%, 10/8/2024	2,690,000	2,741,843
[e]	Prosper Marketplace Issuance Trust, Series 2019-2A Class A, 3.20%, 9/15/2025	2,622,588	2,630,711
[e]	SCF Equipment Leasing LLC, Series 2019-1A Class D, 4.56%, 5/20/2027	3,000,000	3,059,452

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Small Business Lending Trust, Series 2019-A Class A, 2.85%, 7/15/2026	$ 2,103,386	$ 2,102,766
[e]	Sofi Consumer Loan Program Trust, Series 2019-3 Class A, 2.90%, 5/25/2028	6,533,545	6,567,824
[e]	SpringCastle Funding, Series 2019-AA Class A, 3.20%, 5/27/2036	6,972,136	7,028,317
[e]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2 Class DT2, 2.77%, 10/15/2052	3,000,000	2,996,761
[e]	Upgrade Receivables Trust, Series 2019-2A Class A, 2.77%, 10/15/2025	3,797,399	3,802,876
	Upstart Securitization Trust,
[e]	Series 2017-1 Class C, 6.35%, 6/20/2024	3,345,262	3,399,308
[e]	Series 2018-2 Class B, 4.445%, 12/22/2025	394,816	396,621
[e]	Series 2019-1 Class B, 4.19%, 4/20/2026	5,000,000	5,043,062
[e]	Series 2019-2 Class A, 2.897%, 9/20/2029	5,034,099	5,049,333
			139,839,598
	Auto Receivables — 3.6%
	ACC Trust,
[e]	Series 2018-1 Class A, 3.70%, 12/21/2020	84,292	84,311
[e]	Series 2019-2 Class A, 2.82%, 2/21/2023	3,882,795	3,875,050
[e]	Series 2019-2 Class B, 3.63%, 8/21/2023	3,400,000	3,413,159
[e]	American Credit Acceptance Receivables Trust, Series 2016-4 Class C, 2.91%, 2/13/2023	120,466	120,481
[e]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99%, 7/15/2024	2,789,634	2,786,063
[e]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62%, 2/15/2024	2,803,637	2,803,807
[e]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	3,376,000	3,380,272
	CarNow Auto Receivables Trust,
[e]	Series 2017-1A Class B, 4.35%, 9/15/2022	5,800,000	5,834,822
[e]	Series 2019-1A Class A, 2.72%, 11/15/2022	2,242,083	2,245,479
[e]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	338,457	338,839
[e]	CPS Auto Receivables Trust, Series 2019-A Class B, 3.58%, 12/16/2024	3,000,000	3,031,119
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2016-1 Class A2, 2.87%, 10/15/2021	183,137	183,203
[e]	Series 2017-1 Class B, 3.05%, 12/15/2022	300,000	301,415
[e]	Series 2018-1 Class E, 5.56%, 1/16/2024	1,000,000	1,036,333
[e]	Series 2018-2 Class E, 5.50%, 10/15/2024	1,370,000	1,424,343
[e]	Series 2019-1 Class A2, 2.58%, 3/15/2023	5,297,125	5,304,290
[e]	GLS Auto Receivables Issuer Trust, Series 2019-4A Class D, 4.09%, 8/17/2026	5,000,000	4,977,734
[e]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25%, 4/18/2022	563,579	564,634
[e]	Hertz Vehicle Financing II L.P., Series 2015-1A Class A, 2.73%, 3/25/2021	4,000,000	4,005,864
[e]	Skopos Auto Receivables Trust, Series 2019-1A Class A, 2.90%, 12/15/2022	2,233,767	2,237,250
[e]	Tesla Auto Lease Trust, Series 2018-B Class A, 3.71%, 8/20/2021	2,164,625	2,193,172
[e]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61%, 4/15/2022	2,768,120	2,777,173
[e]	United Auto Credit Securitization Trust, Series 2019-1A Class B, 3.03%, 4/10/2024	6,000,000	6,029,083
			58,947,896
	Credit Card — 0.5%
[e]	Genesis Sales Finance Master Trust, Series 2019-AA Class A, 4.68%, 8/20/2023	4,400,000	4,478,689
[e]	Perimeter Master Note Business Trust, Series 2019-2A Class A, 4.23%, 5/15/2024	2,966,000	2,965,407
			7,444,096
	Other Asset Backed — 5.5%
[c,e]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 1.94% (LIBOR 1 Month + 0.20%), 9/15/2041	1,756,702	1,720,365
[e]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48%, 7/15/2022	1,215,753	1,220,664
	AXIS Equipment Finance Receivables VI, LLC,
[e]	Series 2018-2A Class A2, 3.89%, 7/20/2022	2,627,477	2,667,940
[e]	Series 2019-1A Class A2, 2.63%, 6/20/2024	2,000,000	2,004,909
[e]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96%, 6/20/2023	848,971	851,856
[e]	CFG Investments Ltd., Series 2019-1 Class A, 5.56%, 8/15/2029	5,000,000	5,039,647
[e]	CLUB Credit Trust, Series 2017-P2 Class A, 2.61%, 1/15/2024	24,418	24,419
[e]	Consumer Loan Underlying Bond Credit Trust, Series 2019-A Class A, 3.52%, 4/15/2026	1,599,294	1,607,850
	Diamond Resorts Owner Trust,
[e]	Series 2018-1 Class A, 3.70%, 1/21/2031	2,069,503	2,117,322
[e]	Series 2019-1A Class A, 2.89%, 2/20/2032	5,745,950	5,739,752
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	6,095,089	6,098,619
	Foundation Finance Trust,
[e]	Series 2017-1A Class A, 3.30%, 7/15/2033	1,563,854	1,571,783
[e]	Series 2019-1A Class A, 3.86%, 11/15/2034	4,374,376	4,439,142
[e,f]	Global SC Finance II SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	2,177,083	2,168,988
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28%, 9/20/2048	2,466,390	2,494,124
[e]	Marlette Funding Trust, Series 2019-3A Class A, 2.69%, 9/17/2029	4,280,080	4,291,379

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[e,g]	Nationstar HECM Loan Trust, Series 2018-2A Class A, 3.188%, 7/25/2028	$ 366,778	$ 367,054
[a,c,e]	Northwind Holdings, LLC, Series 2007-1A Class A1, 2.687% (LIBOR 3 Month + 0.78%), 12/1/2037	200,000	197,600
[e]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23%, 6/8/2023	4,000,000	4,001,744
[e]	PFS Financing Corp., Series 2018-B Class A, 2.89%, 2/15/2023	3,000,000	3,022,846
[e]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34%, 8/15/2022	3,000,000	3,007,366
[a,e]	Scala Funding Co., LLC, Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	3,944,000
	SCF Equipment Leasing, LLC,
[e]	Series 2017-2A Class A, 3.41%, 12/20/2023	501,077	501,427
[e]	Series 2018-1A Class A2, 3.63%, 10/20/2024	1,648,231	1,654,759
[e]	Sierra Timeshare Receivables Funding, LLC, Series 2015-2A Class A, 2.43%, 6/20/2032	1,432,777	1,432,196
	Sofi Consumer Loan Program, LLC,
[e]	Series 2016-3 Class A, 3.05%, 12/26/2025	766,340	767,641
[e]	Series 2017-3 Class A, 2.77%, 5/25/2026	316,272	317,091
[e]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,115,014	2,191,536
[e]	SolarCity LMC Series II, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,476,524	2,519,924
[e]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	2,875,663	2,919,562
[e]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2 Class AT2, 2.32%, 10/15/2052	5,242,000	5,238,826
[e,f]	Textainer Marine Containers V Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	4,026,227	4,046,424
	Towd Point Mortgage Trust,
[e,g]	Series 2018-2 Class A1, 3.25%, 3/25/2058	3,032,202	3,077,290
[e,g]	Series 2018-3 Class A1, 3.75%, 5/25/2058	2,353,393	2,432,135
[e,g]	Series 2018-6 Class A1A, 3.75%, 3/25/2058	2,458,601	2,521,961
[e]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50%, 12/20/2028	711,587	714,442
			88,934,583
	Student Loan — 1.6%
[e]	Commonbond Student Loan Trust, Series 18-CGS, Class A1, 3.87%, 2/25/2046	2,197,668	2,255,435
	Earnest Student Loan Program, LLC,
[c,e]	Series 2016-B Class A1, 3.842% (LIBOR 1 Month + 2.05%), 2/26/2035	407,474	409,974
[e]	Series 2016-C Class A2, 2.68%, 7/25/2035	945,933	947,985
[c,e]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 2.79% (LIBOR 1 Month + 1.05%), 12/15/2059	6,000,000	6,021,143
	Nelnet Student Loan Trust,
[c,e]	Series 2015-2A Class A2, 2.392% (LIBOR 1 Month + 0.60%), 9/25/2047	3,535,048	3,510,888
[c,e]	Series 2016-A Class A1A, 3.542% (LIBOR 1 Month + 1.75%), 12/26/2040	1,347,529	1,341,302
	SLM Student Loan Trust,
[c]	Series 2008-2 Class A3, 2.69% (LIBOR 3 Month + 0.75%), 4/25/2023	920,282	905,595
[c]	Series 2008-5 Class A4, 3.64% (LIBOR 3 Month + 1.70%), 7/25/2023	1,342,328	1,353,521
[c]	Series 2011-2 Class A2, 2.992% (LIBOR 1 Month + 1.20%), 10/25/2034	5,000,000	5,062,393
[c]	Series 2012-1 Class A3, 2.742% (LIBOR 1 Month + 0.95%), 9/25/2028	2,420,067	2,392,670
[c]	Series 2013-6 Class A3, 2.442% (LIBOR 1 Month + 0.65%), 6/25/2055	2,771,939	2,766,703
			26,967,609
	Total Asset Backed Securities (Cost $320,847,839)		322,133,782
	Corporate Bonds — 47.3%
	Automobiles & Components — 1.9%
	Auto Components — 0.1%
[e,f]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,034,450
	Automobiles — 1.8%
[c,e,f]	BMW Finance N.V., 2.691% (LIBOR 3 Month + 0.79%), 8/12/2022	4,000,000	4,029,225
	Daimler Finance North America, LLC,
[c,e]	2.81% (LIBOR 3 Month + 0.90%), 2/15/2022	5,500,000	5,542,422
[e]	3.75%, 11/5/2021	1,505,000	1,547,050
	Hyundai Capital America,
[e]	2.85%, 11/1/2022	2,900,000	2,932,320
[e]	3.95%, 2/1/2022	2,000,000	2,056,655
[e,f]	Hyundai Capital Services, Inc., 3.75%, 3/5/2023	3,000,000	3,095,014
	Nissan Motor Acceptance Corp.,
[c,e]	2.651% (LIBOR 3 Month + 0.65%), 7/13/2022	440,000	438,997
[c,e]	2.651% (LIBOR 3 Month + 0.69%), 9/28/2022	460,000	459,014
[f]	Toyota Motor Corp., 2.157%, 7/2/2022	4,842,000	4,877,895
	Volkswagen Group of America Finance, LLC,
[e]	2.50%, 9/24/2021	1,425,000	1,437,429
[e]	4.00%, 11/12/2021	2,500,000	2,585,709

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			31,036,180
	Banks — 0.9%
	Banks — 0.9%
[c]	Capital One NA/Mclean VA, 2.724% (LIBOR 3 Month + 0.82%), 8/8/2022	$ 3,000,000	$ 3,022,461
[c]	Citizens Bank N.A./Providence RI, 2.911% (LIBOR 3 Month + 0.95%), 3/29/2023	4,000,000	4,046,587
[c]	Goldman Sachs Bank USA, 2.15% (SOFR + 0.60%), 5/24/2021	1,885,000	1,885,919
	Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,000,000	2,050,692
[f]	Sumitomo Mitsui Banking Corp., 2.65%, 7/23/2020	2,000,000	2,007,710
[f]	Svenska Handelsbanken AB, 3.90%, 11/20/2023	1,500,000	1,606,780
			14,620,149
	Capital Goods — 1.8%
	Aerospace & Defense — 0.4%
[e]	BWX Technologies, Inc., 5.375%, 7/15/2026	5,375,000	5,697,500
	Industrial Conglomerates — 0.1%
[f]	Pentair Finance Sarl, 4.50%, 7/1/2029	1,950,000	2,056,931
	Machinery — 0.7%
[e,f]	ATS Automation Tooling Systems, Inc., 6.50%, 6/15/2023	4,005,000	4,125,150
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,216,000	2,268,630
	Nvent Finance Sarl,
[f]	3.95%, 4/15/2023	2,000,000	2,031,454
[f]	4.55%, 4/15/2028	3,000,000	3,114,207
	Trading Companies & Distributors — 0.6%
	LKQ Corp., 4.75%, 5/15/2023	8,045,000	8,172,111
[e]	Performance Food Group, Inc., 5.50%, 10/15/2027	1,428,000	1,526,175
			28,992,158
	Commercial & Professional Services — 0.9%
	Commercial Services & Supplies — 0.9%
[e,f]	Cimpress plc, 7.00%, 6/15/2026	3,190,000	3,421,275
[e]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	4,420,000	4,436,575
[e]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	6,470,000	6,712,625
			14,570,475
	Consumer Durables & Apparel — 1.0%
	Household Durables — 0.5%
[e,f]	Panasonic Corp., 2.536%, 7/19/2022	2,790,000	2,814,247
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75%, 6/1/2021	5,083,000	5,122,868
	Leisure Products — 0.3%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	5,490,000	5,255,083
	Textiles, Apparel & Luxury Goods — 0.2%
	Under Armour, Inc., 3.25%, 6/15/2026	3,200,000	3,113,782
			16,305,980
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.4%
	Aramark Services, Inc., 4.75%, 6/1/2026	2,500,000	2,600,000
[e]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	4,670,000	4,763,400
	Transportation Infrastructure — 0.4%
[e,f]	Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/2024	5,135,000	5,162,930
	Mexico City Airport Trust,
[e,f]	3.875%, 4/30/2028	488,000	498,375
[e,f]	4.25%, 10/31/2026	419,000	437,859
			13,462,564
	Diversified Financials — 7.2%
	Capital Markets — 1.7%
	Ares Capital Corp., 4.20%, 6/10/2024	1,939,000	2,030,513
[e]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,160,000	4,158,506
[e]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	2,849,000	3,084,042
[f]	Genpact Luxembourg Sarl, 3.375%, 12/1/2024	6,586,000	6,616,545
[a,e]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	2,000,000	200,000
	Main Street Capital Corp., 5.20%, 5/1/2024	566,000	608,782

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Solar Capital Ltd., 4.50%, 1/20/2023	$ 3,000,000	$ 3,002,897
	TPG Specialty Lending, Inc., 3.875%, 11/1/2024	7,310,000	7,363,843
	Consumer Finance — 1.0%
[c]	Citibank N.A., 2.251% (LIBOR 3 Month + 0.35%), 2/12/2021	3,000,000	3,005,730
[e]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,762,500
[c]	Wells Fargo Bank N.A., 2.463% (LIBOR 3 Month + 0.51%), 10/22/2021	5,000,000	5,021,775
	Diversified Financial Services — 3.6%
[e]	Antares Holdings L.P., 6.00%, 8/15/2023	4,435,000	4,666,197
	Bank of America Corp. MTN, 4.20%, 8/26/2024	3,200,000	3,436,205
[c,f]	Barclays plc, 3.284% (LIBOR 3 Month + 1.38%), 5/16/2024	2,500,000	2,528,554
[e,f]	BNP Paribas S.A., 3.375%, 1/9/2025	5,000,000	5,193,180
[f]	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG), 3.80%, 9/15/2022 - 6/9/2023	2,850,000	2,969,619
	Deutsche Bank AG,
[c,f]	2.768% (LIBOR 3 Month + 0.82%), 1/22/2021	1,350,000	1,344,318
[c,f]	3.149% (LIBOR 3 Month + 1.23%), 2/27/2023	2,800,000	2,744,140
[f]	5.00%, 2/14/2022	3,500,000	3,655,945
[c]	Goldman Sachs Group, Inc., 3.046% (LIBOR 3 Month + 1.11%), 4/26/2022	4,000,000	4,040,125
	HSBC Holdings plc,
[f,h]	3.803% (LIBOR 3 Month + 1.21%), 3/11/2025	1,000,000	1,049,806
[f,h]	4.292% (LIBOR 3 Month + 1.35%), 9/12/2026	2,000,000	2,162,851
[f]	Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	4,000,000	4,054,691
[f,h]	Mizuho Financial Group, Inc., 3.922% (LIBOR 3 Month + 1.00%), 9/11/2024	3,150,000	3,309,676
[c]	Morgan Stanley, 2.883% (LIBOR 3 Month + 0.93%), 7/22/2022	3,000,000	3,028,395
[c]	Morgan Stanley MTN, 3.366% (LIBOR 3 Month + 1.40%), 4/21/2021	3,000,000	3,044,900
	Royal Bank of Scotland Group plc,
[c,f]	3.38% (LIBOR 3 Month + 1.47%), 5/15/2023	1,398,000	1,413,400
[f]	6.125%, 12/15/2022	2,000,000	2,189,223
	Societe Generale S.A.,
[e,f]	3.875%, 3/28/2024	2,000,000	2,103,512
[e,f]	4.25%, 9/14/2023	3,000,000	3,186,392
[c,e,f]	UBS Group Funding Switzerland AG (Guaranty: UBS Group AG), 2.86% (LIBOR 3 Month + 0.95%), 8/15/2023	2,000,000	2,012,799
	Insurance — 0.8%
	AIG Global Funding,
[e]	2.30%, 7/1/2022	4,000,000	4,022,261
[c,e]	2.389% (LIBOR 3 Month + 0.48%), 7/2/2020	2,000,000	2,003,688
[e]	Global Atlantic Fin Co., 4.40%, 10/15/2029	7,275,000	7,182,534
	Mortgage Real Estate Investment Trusts — 0.1%
	Senior Housing Properties Trust, 4.75%, 2/15/2028	2,485,000	2,508,674
			116,706,218
	Energy — 4.6%
	Energy Equipment & Services — 0.5%
[e]	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.50%, 1/15/2026	4,480,000	4,796,422
[e]	Hanwha Energy USA Holdings Corp., 2.375%, 7/30/2022	2,500,000	2,511,928
	Odebrecht Offshore Drilling Finance Ltd.,
[e,f]	6.72%, 12/1/2022	488,418	478,654
[e,f,i]	7.72%, 12/1/2026 PIK	2,167,965	531,173
[d,e,f]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), Zero Coupon, 12/31/2099	304,899	2,287
[b,e,f,j]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2022	10,684,600	801,345
	Oil, Gas & Consumable Fuels — 4.1%
	Boardwalk Pipelines L.P., 4.80%, 5/3/2029	3,920,000	4,202,117
[e]	Citgo Holding, Inc., 9.25%, 8/1/2024	3,695,000	3,962,887
[e]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	725,000	761,637
[c]	Energy Transfer Operating L.P., 4.927% (LIBOR 3 Month + 3.02%), 11/1/2066	1,200,000	924,000
	EQT Midstream Partners L.P., Series 5Y, 4.75%, 7/15/2023	3,475,000	3,486,090
[e]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,900,538
	Gulf South Pipeline Co. L.P., 4.00%, 6/15/2022	4,860,000	5,008,467
[e]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,000,000	5,407,567
[e,f]	Harvest Operations Corp. (Guaranty: Korea National Oil Corp.), 3.00%, 9/21/2022	4,000,000	4,089,920
[a,b,e,j]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	1,021,371	20,427
	Midwest Connector Capital Co., LLC,
[e]	3.625%, 4/1/2022	1,310,000	1,341,313
[e]	3.90%, 4/1/2024	3,315,000	3,480,215
	Murphy Oil USA, Inc., 4.75%, 9/15/2029	1,945,000	2,054,056

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Northern Border Pipeline Co., Series A, 7.50%, 9/15/2021	$ 2,150,000	$ 2,322,494
	Occidental Petroleum Corp.,
[c]	3.155% (LIBOR 3 Month + 1.25%), 8/13/2021	900,000	904,779
[c]	3.36% (LIBOR 3 Month + 1.45%), 8/15/2022	3,500,000	3,518,703
[e]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025	451,000	466,785
[e,f]	Parkland Fuel Corp., 5.875%, 7/15/2027	1,945,000	2,091,575
	Plains All American Pipeline L.P. / PAA Finance Corp., 3.55%, 12/15/2029	4,890,000	4,823,955
[b,j]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	10,000
[a,e,f,i]	Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020 PIK	649,297	499,309
[e,f]	Sinopec Group Overseas Development Ltd., 4.125%, 9/12/2025	6,000,000	6,475,542
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	1,210,000	1,076,900
[d,h]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	3,550,000	1,810,500
	Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	2,251,000	2,803,947
			75,565,532
	Food & Staples Retailing — 0.8%
	Food & Staples Retailing — 0.8%
[e,f]	Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022	4,000,000	4,043,974
[e]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,974,350
	Ingles Markets, Inc., 5.75%, 6/15/2023	3,504,000	3,569,700
[e]	KeHE Distributors, LLC / KeHE Finance Corp, 8.625%, 10/15/2026	2,097,000	2,196,608
			13,784,632
	Food, Beverage & Tobacco — 1.8%
	Beverages — 0.4%
[e,f]	Central American Bottling Corp., 5.75%, 1/31/2027	2,593,000	2,732,400
[e,f]	Coca-Cola Icecek A/S, 4.215%, 9/19/2024	3,000,000	3,049,500
	Food Products — 0.6%
[e,f]	Barry Callebaut Services N.V., 5.50%, 6/15/2023	4,000,000	4,359,000
[c]	General Mills, Inc., 3.012% (LIBOR 3 Month + 1.01%), 10/17/2023	3,500,000	3,553,338
[e]	Lamb Weston Holdings, Inc., 4.625%, 11/1/2024	2,500,000	2,653,125
	Tobacco — 0.8%
	Altria Group, Inc., 4.40%, 2/14/2026	1,000,000	1,087,146
[c]	BAT Capital Corp., 2.499% (LIBOR 3 Month + 0.59%), 8/14/2020	2,500,000	2,504,350
[e,f]	Imperial Brands Finance plc, 3.50%, 7/26/2026	2,000,000	2,011,690
	Vector Group Ltd.,
[e]	6.125%, 2/1/2025	2,194,000	2,158,348
[e]	10.50%, 11/1/2026	5,310,000	5,489,212
			29,598,109
	Healthcare Equipment & Services — 1.3%
	Health Care Providers & Services — 1.3%
	Anthem, Inc., 2.50%, 11/21/2020	2,000,000	2,008,899
	Centene Corp.,
[e]	4.625%, 12/15/2029	815,000	856,850
[e]	5.375%, 6/1/2026	4,545,000	4,823,381
[c]	CVS Health Corp., 2.515% (LIBOR 3 Month + 0.63%), 3/9/2020	200,000	200,159
	DaVita, Inc., 5.00%, 5/1/2025	3,815,000	3,924,681
[e]	Tenet Healthcare Corp., 5.125%, 11/1/2027	4,455,000	4,705,594
	WellCare Health Plans, Inc.,
	5.25%, 4/1/2025	3,000,000	3,120,000
[e]	5.375%, 8/15/2026	1,000,000	1,065,000
			20,704,564
	Household & Personal Products — 0.9%
	Household Products — 0.7%
	Central Garden & Pet Co., 5.125%, 2/1/2028	4,475,000	4,631,625
	Prestige Brands, Inc.,
[e]	5.125%, 1/15/2028	1,530,000	1,602,675
[e]	6.375%, 3/1/2024	3,880,000	4,035,200
[e]	Spectrum Brands, Inc., 5.00%, 10/1/2029	930,000	960,225
	Personal Products — 0.2%
[e]	First Quality Finance Co., Inc., 5.00%, 7/1/2025	3,000,000	3,121,260
			14,350,985

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Insurance — 2.9%
	Insurance — 2.9%
[e,f]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	$ 4,790,000	$ 5,009,602
	Enstar Group Ltd.,
[f]	4.50%, 3/10/2022	2,000,000	2,073,798
[f]	4.95%, 6/1/2029	5,835,000	6,252,352
[f]	Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	3,000,000	3,268,929
[e,f]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,125,532
	Mercury General Corp., 4.40%, 3/15/2027	2,438,000	2,563,350
[c,e]	Metropolitan Life Global Funding, 2.11% (SOFR + 0.57%), 9/7/2020	1,940,000	1,943,715
[e]	Protective Life Corp., 3.40%, 1/15/2030	4,902,000	4,976,015
	Protective Life Global Funding,
[c,e]	2.481% (LIBOR 3 Month + 0.52%), 6/28/2021	3,000,000	3,013,732
[e]	3.104%, 4/15/2024	2,500,000	2,579,357
	Reliance Standard Life Global Funding II,
[e]	2.625%, 7/22/2022	2,425,000	2,458,962
[e]	3.85%, 9/19/2023	5,000,000	5,243,828
[e]	Sammons Financial Group, Inc., 4.45%, 5/12/2027	2,000,000	2,068,063
			46,577,235
	Materials — 3.6%
	Chemicals — 1.9%
[c,e]	Albemarle Corp., 2.941% (LIBOR 3 Month + 1.05%), 11/15/2022	2,500,000	2,504,637
[c,e]	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., L.P., 2.659% (LIBOR 3 Month + 0.75%), 5/1/2020	4,000,000	4,007,542
[e,f]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	500,000	477,500
	DuPont de Nemours, Inc., 4.205%, 11/15/2023	853,000	912,666
[e,f]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	2,328,000	2,435,670
[e,f]	NOVA Chemicals Corp., 4.875%, 6/1/2024	6,242,000	6,444,865
[e,f]	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/2026	3,885,000	3,826,725
[e,f]	OCP S.A., 5.625%, 4/25/2024	4,710,000	5,205,275
	Valvoline, Inc.,
	4.375%, 8/15/2025	2,920,000	3,013,090
	5.50%, 7/15/2024	1,945,000	2,017,937
	Containers & Packaging — 1.1%
	Ball Corp., 4.375%, 12/15/2020	2,000,000	2,041,980
[e]	Graphic Packaging International, LLC, 4.75%, 7/15/2027	2,910,000	3,113,700
[e]	Matthews International Corp., 5.25%, 12/1/2025	3,513,000	3,513,000
	Sealed Air Corp.,
[e]	4.00%, 12/1/2027	4,420,000	4,475,250
[e]	5.50%, 9/15/2025	4,000,000	4,400,000
	Metals & Mining — 0.1%
[e]	Compass Minerals International, Inc., 6.75%, 12/1/2027	2,144,000	2,278,000
	Paper & Forest Products — 0.5%
[e]	Neenah, Inc., 5.25%, 5/15/2021	7,575,000	7,584,469
			58,252,306
	Media & Entertainment — 2.2%
	Interactive Media & Services — 0.1%
[f]	Baidu, Inc., 3.875%, 9/29/2023	2,000,000	2,084,029
	Media — 2.1%
	CCO Holdings, LLC / CCO Holdings Capital Corp.,
[e]	4.75%, 3/1/2030	2,930,000	2,982,828
[e]	5.375%, 6/1/2029	4,500,000	4,815,000
[e]	CSC Holdings LLC, 6.50%, 2/1/2029	1,000,000	1,115,000
	CSC Holdings, LLC,
[e]	5.375%, 2/1/2028	2,000,000	2,132,500
[e]	5.50%, 4/15/2027	1,825,000	1,959,776
	DISH DBS Corp., 5.125%, 5/1/2020	1,000,000	1,006,250
	Lamar Media Corp, 5.75%, 2/1/2026	1,940,000	2,056,206
[e]	Live Nation Entertainment, Inc., 4.75%, 10/15/2027	1,915,000	1,982,025
[a,e,i]	Mood Media Borrower, LLC / Mood Media Co-Issuer, Inc., 16.213%, 12/31/2023 PIK	3,353,045	2,749,497
[e]	Salem Media Group, Inc., 6.75%, 6/1/2024	3,351,000	3,082,920
[e]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	5,000,000	5,106,250
[e,f]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	4,000,000	4,270,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			35,342,281
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Pharmaceuticals — 0.4%
[e]	AbbVie, Inc., 2.95%, 11/21/2026	$ 3,870,000	$ 3,940,294
[a,b,j]	Atlas U.S. Royalty, LLC Participation Rights, Zero Coupon, 3/15/2027	5,450,000	0
	Bayer US Finance II, LLC,
[c,e]	2.577% (LIBOR 3 Month + 0.63%), 6/25/2021	500,000	501,578
[e]	4.25%, 12/15/2025	2,500,000	2,698,125
			7,139,997
	Real Estate — 1.9%
	Equity Real Estate Investment Trusts — 1.9%
	American Tower Corp., 3.375%, 5/15/2024	3,000,000	3,110,092
	CoreCivic, Inc.,
	4.625%, 5/1/2023	1,735,000	1,715,481
	4.75%, 10/15/2027	4,917,000	4,253,205
	GEO Group, Inc., 6.00%, 4/15/2026	4,625,000	4,104,688
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00%, 12/15/2023	1,500,000	1,584,489
	SBA Tower Trust,
[e]	2.877%, 7/15/2046	2,275,000	2,282,585
[e]	3.156%, 10/10/2045	11,750,000	11,761,803
	Service Properties Trust, 4.95%, 2/15/2027	2,850,000	2,956,031
			31,768,374
	Retailing — 0.7%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 2.75%, 3/15/2023	2,000,000	2,043,617
	Multiline Retail — 0.3%
[c]	Dollar Tree, Inc., 2.702% (LIBOR 3 Month + 0.70%), 4/17/2020	4,596,000	4,596,853
	Specialty Retail — 0.3%
[e]	Michaels Stores, Inc., 8.00%, 7/15/2027	4,365,000	4,168,575
			10,809,045
	Semiconductors & Semiconductor Equipment — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375%, 1/15/2020	1,000,000	1,000,045
	3.625%, 1/15/2024	2,000,000	2,072,849
[e]	Broadcom, Inc., 3.625%, 10/15/2024	2,965,000	3,083,271
			6,156,165
	Software & Services — 1.9%
	Information Technology Services — 0.5%
[e]	Alliance Data Systems Corp., 4.75%, 12/15/2024	4,536,000	4,524,660
[e]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	1,955,000	1,593,325
	Western Union Co., 2.85%, 1/10/2025	2,338,000	2,345,897
	Interactive Media & Services — 0.1%
[f]	Baidu, Inc., 4.375%, 5/14/2024	1,424,000	1,517,905
	Internet Software & Services — 0.2%
[e]	Twitter, Inc., 3.875%, 12/15/2027	3,625,000	3,623,115
	Software — 1.1%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,357,574
	CDK Global, Inc.,
[e]	5.25%, 5/15/2029	460,000	493,350
	5.875%, 6/15/2026	2,000,000	2,136,560
	Citrix Systems, Inc., 4.50%, 12/1/2027	3,000,000	3,251,219
	Fair Isaac Corp.,
[e]	4.00%, 6/15/2028	595,000	599,462
[e]	5.25%, 5/15/2026	2,460,000	2,706,000
[e,f]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,552,400
	VMware, Inc., 2.30%, 8/21/2020	2,000,000	2,002,826
			30,704,293
	Technology Hardware & Equipment — 2.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Communications Equipment — 1.6%
	Anixter, Inc. (Guaranty: Anixter International, Inc.),
	5.125%, 10/1/2021	$ 6,395,000	$ 6,637,690
	6.00%, 12/1/2025	3,575,000	3,718,000
	Juniper Networks, Inc., 3.75%, 8/15/2029	3,425,000	3,562,567
	Motorola Solutions, Inc., 4.60%, 2/23/2028 - 5/23/2029	5,671,000	6,162,366
[f]	Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	5,456,000	5,670,857
	Electronic Equipment, Instruments & Components — 1.1%
[f]	Allegion plc, 3.50%, 10/1/2029	1,420,000	1,445,511
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	2,050,044
	PerkinElmer, Inc., 3.30%, 9/15/2029	3,040,000	3,105,401
[e,f]	Sensata Technologies B.V., 4.875%, 10/15/2023	2,938,000	3,128,970
	Tech Data Corp., 4.95%, 2/15/2027	2,359,000	2,436,664
	Trimble, Inc., 4.75%, 12/1/2024	6,525,000	7,049,137
	Office Electronics — 0.2%
	CDW, LLC / CDW Finance Corp., 4.25%, 4/1/2028	930,000	975,337
	Lexmark International, Inc., 7.125%, 3/15/2020	2,018,000	1,978,447
			47,920,991
	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 1.4%
[c]	AT&T, Inc., 3.067% (LIBOR 3 Month + 1.18%), 6/12/2024	3,750,000	3,815,069
[e,f]	Digicel Ltd., 6.00%, 4/15/2021	5,750,000	4,485,057
[e]	GTT Communications, Inc., 7.875%, 12/31/2024	3,860,000	2,913,181
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	3,983,827
[e,f]	Videotron Ltd., 5.375%, 6/15/2024	6,000,000	6,600,000
	Wireless Telecommunication Services — 1.4%
	America Movil SAB de C.V., 6.45%, 12/5/2022	45,000,000	2,305,633
[e,f]	Digicel International Finance Ltd., 8.75%, 5/25/2024	500,000	487,500
[e,f]	MTN Mauritius Investment Ltd., 4.755%, 11/11/2024	4,125,000	4,228,125
[e,f]	SK Telecom Co. Ltd., 3.75%, 4/16/2023	3,000,000	3,110,891
	Sprint Communications, Inc., 9.25%, 4/15/2022	11,516,000	13,157,030
			45,086,313
	Transportation — 0.8%
	Airlines — 0.8%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95%, 1/15/2023	2,545,122	2,653,198
[e]	Series 2013-2 Class B, 5.60%, 1/15/2022	6,196,503	6,296,974
	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.798%, 10/1/2022	871,552	896,569
[e,f]	Guanay Finance Ltd., 6.00%, 12/15/2020	1,391,909	1,407,568
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25%, 4/22/2023	902,494	978,835
	Series 2012-1 Class A, 5.90%, 4/1/2026	1,170,042	1,299,479
	US Airways Pass Through Trust, (MBIA Insurance Corp), Series 2001-1G, 7.076%, 9/20/2022	351,219	364,392
			13,897,015
	Utilities — 2.9%
	Electric Utilities — 2.5%
	Avangrid, Inc.,
	3.15%, 12/1/2024	3,000,000	3,097,325
	3.80%, 6/1/2029	1,004,000	1,065,438
	CenterPoint Energy, Inc., 3.60%, 11/1/2021	3,000,000	3,078,599
[e]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,057,953
[e,f]	Electricite de France S.A., 4.60%, 1/27/2020	4,000,000	4,006,718
[e,f]	Enel Finance International N.V., 4.625%, 9/14/2025	4,057,000	4,427,350
	Entergy Texas, Inc., 3.45%, 12/1/2027	3,000,000	3,105,749
	Evergy, Inc., 2.45%, 9/15/2024	1,970,000	1,981,697
[e]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,013,000	3,281,045
[e]	Metropolitan Edison Co., 4.30%, 1/15/2029	1,940,000	2,163,101
[e]	Midland Cogeneration Venture L.P., 6.00%, 3/15/2025	1,131,912	1,135,092
	PNM Resources, Inc., 3.25%, 3/9/2021	2,835,000	2,868,194
	Puget Energy, Inc.,
	5.625%, 7/15/2022	2,500,000	2,682,080
	6.50%, 12/15/2020	2,000,000	2,080,192

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	SCANA Corp. MTN, 4.125%, 2/1/2022	$ 528,000	$ 542,624
	Southern Co., 3.25%, 7/1/2026	3,500,000	3,646,625
	Electronic Equipment, Instruments & Components — 0.2%
[e]	Sensata Technologies, Inc.,Co., 4.375%, 2/15/2030	3,900,000	3,975,738
	Gas Utilities — 0.2%
[e,f]	Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023	2,562,000	2,517,165
			47,712,685
	Total Corporate Bonds (Cost $765,398,339)		771,064,246
	Convertible Bonds — 1.5%
	Diversified Financials — 0.5%
	Consumer Finance — 0.5%
	EZCORP, Inc., 2.375%, 5/1/2025	9,223,000	7,470,630
			7,470,630
	Food, Beverage & Tobacco — 0.1%
	Tobacco — 0.1%
[g]	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,348,988
			2,348,988
	Media & Entertainment — 0.7%
	Media — 0.7%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00%, 10/15/2029	18,000,000	10,888,200
			10,888,200
	Software & Services — 0.2%
	Internet Software & Services — 0.2%
	Twitter, Inc., 1.00%, 9/15/2021	3,435,000	3,340,537
			3,340,537
	Total Convertible Bonds (Cost $23,395,412)		24,048,355
	Municipal Bonds — 0.6%
	California Health Facilities Financing Authority, 7.875%, 2/1/2026	1,940,000	2,048,194
	City of Chicago IL GO, Series B, 7.045%, 1/1/2029	3,000,000	3,292,560
	New Jersey Transportation Trust Fund Authority,
	2.551%, 6/15/2023	2,115,000	2,121,345
	2.631%, 6/15/2024	1,565,000	1,570,039
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	140,000	140,993
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 8.45%, 9/1/2030	1,000,000	1,031,490
	Total Municipal Bonds (Cost $9,732,467)		10,204,621
	U.S. Treasury Securities — 0.3%
	United States Treasury Notes, 2.50%, 5/31/2020	4,865,000	4,881,458
	Total U.S. Treasury Securities (Cost $4,866,468)		4,881,458
	Mortgage Backed — 9.8%
	Angel Oak Mortgage Trust LLC, Whole Loan Securities Trust CMO,
[e,g]	Series 2017-3 Class A1, 2.708%, 11/25/2047	538,504	537,438
[e,g]	Series 2018-1 Class A1, 3.258%, 4/27/2048	1,068,710	1,070,710
[e,g]	Series 2018-2 Class A1, 3.674%, 7/27/2048	1,698,401	1,708,671
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2018-1 Class A1, 3.763%, 4/25/2048	3,223,333	3,252,265
[e,g]	Series 2018-1 Class A3, 4.218%, 4/25/2048	1,138,425	1,150,704
[e,g]	Series 2019-1 Class A1, 3.805%, 1/25/2049	3,300,106	3,323,837
[e,g]	Series 2019-3 Class A1, 2.962%, 10/25/2048	6,247,991	6,191,598
[g]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.774%, 8/25/2033	51,822	50,332
[e]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50%, 3/25/2058	7,419,690	7,621,341
[e,g]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.089%, 4/15/2044	6,200,000	6,450,110
[e,g]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00%, 8/25/2048	1,427,646	1,461,164

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[g]	Series 2004-HYB2 Class B1, 4.838%, 3/25/2034	$ 42,840	$ 37,763
[e,g]	Series 2014-A Class A, 4.00%, 1/25/2035	1,102,355	1,119,456
[e,g]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50%, 10/25/2047	2,427,329	2,457,578
[e,g]	Ellington Financial Mortgage Trust 2019-2, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 2.739%, 11/25/2059	5,378,391	5,360,671
[e,g]	Ellington Financial Mortgage Trust,Whole Loan Securities Trust CMO, Series 2018-1 Class A1FX, 4.14%, 10/25/2058	420,545	423,395
	Federal Home Loan Mtg Corp., Pool ZS7299, 3.00%, 10/1/2030	1,374,249	1,414,754
[g,k]	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO, Series KIR1 Class X, 1.069%, 3/25/2026	35,852,288	2,019,541
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[l]	Series 2017-4 Class HT, 3.25%, 6/25/2057	1,551,495	1,554,358
	Series 2018-3 Class HA, 3.00%, 8/25/2057	3,400,454	3,459,736
	Series 2019-1 Class MA, 3.50%, 7/25/2058	4,496,050	4,627,007
	Series 2019-2 Class MA, 3.50%, 8/25/2058	10,193,005	10,516,164
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	400,297	403,219
	Federal National Mtg Assoc.,
	Pool AL9445, 3.00%, 7/1/2031	3,867,636	3,984,049
	Pool AS9733, 4.00%, 6/1/2047	2,353,349	2,533,102
	Pool FM1126, 3.00%, 3/1/2033	3,144,216	3,231,976
	Pool MA3826, 3.00%, 11/1/2029	5,859,746	6,036,120
	Federal National Mtg Assoc. CMO REMIC, Series 1994-37 Class L, 6.50%, 3/25/2024	886	936
[e,g]	Finance of America Structured Securities Trust, Whole Loan Securities Trust CMO, Series 2018-HB1 Class A, 3.375%, 9/25/2028	1,782,641	1,782,464
[e,g]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00%, 3/25/2047	1,295,730	1,295,961
[c,e]	FREMF Mortgage Trust, Series 2016-KF24 Class B, 6.697% (LIBOR 1 Month + 5.00%), 10/25/2026	534,100	573,302
[e,g]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81%, 6/25/2049	3,637,512	3,630,914
[e,g]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50%, 11/25/2057	1,071,592	1,079,680
[e,g]	GCAT 2019-NQM3 LLC, Whole Loan Securities Trust CMO, Series 2019-NQM3 Class A1, 2.686%, 11/25/2059	3,950,935	3,929,758
[e,l]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985%, 2/25/2059	5,499,551	5,528,777
[e,l]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2019-NQM2 Class A1, 2.855%, 9/25/2059	4,740,483	4,715,641
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2018-1 Class A1, 3.766%, 6/25/2048	1,237,541	1,250,412
[e,g]	Series 2018-1 Class A3, 3.999%, 6/25/2048	4,919,227	4,979,746
[e,g]	Series 2019-1 Class A1, 3.454%, 1/25/2059	4,865,701	4,908,637
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2017-2 Class A6, 3.00%, 5/25/2047	1,881,391	1,888,214
[e,g]	Series 2017-6 Class A5, 3.50%, 12/25/2048	2,013,861	2,043,597
[e,g]	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO, Series 2018-MTG1 Class A3, 3.50%, 3/25/2048	1,989,140	2,015,563
[g]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.348%, 8/25/2034	112,662	100,643
[e,g]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75%, 4/25/2058	1,760,817	1,814,421
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2017-3A Class A1, 4.00%, 4/25/2057	2,263,827	2,347,180
[e,g]	Series 2017-4A Class A1, 4.00%, 5/25/2057	2,157,208	2,242,633
[c,e]	Series 2017-5A Class A1, 3.292% (LIBOR 1 Month + 1.50%), 6/25/2057	1,440,999	1,455,555
[e,g]	Series 2017-6A Class A1, 4.00%, 8/27/2057	939,813	974,805
[e,g]	Series 2018-1A Class A1A, 4.00%, 12/25/2057	1,745,227	1,807,243
[e,g]	Series 2018-NQM1 Class A1, 3.986%, 11/25/2048	4,277,765	4,324,340
[e,g]	Series 2018-RPL1 Class A1, 3.50%, 12/25/2057	2,324,673	2,380,969
[a]	Reilly 1997 A Mtg 1, 6.896%, 7/1/2020	31,035	31,035
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2017-4 Class A4, 3.50%, 7/25/2047	1,147,461	1,158,983
[e,g]	Series 2017-5 Class A4, 3.50%, 8/25/2047	2,609,036	2,655,060
[e,g]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703%, 9/25/2059	5,505,684	5,490,027
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[e,g]	Series 2017-2A Class A1, 2.485%, 7/25/2047	1,127,591	1,119,630
[e,g]	Series 2018-2 Class A1, 3.677%, 6/1/2058	3,090,825	3,097,685
[e,g]	Series 2018-3 Class A1, 4.108%, 10/25/2058	1,864,105	1,875,982
[e,l]	Series 2019-3 Class A1, 2.784%, 7/25/2059	5,837,184	5,850,333
	Total Mortgage Backed (Cost $159,883,344)		160,347,185
	Loan Participations — 3.4%
	Commercial & Professional Services — 0.9%
	Professional Services — 0.9%
[m]	Harland Clarke Holdings Corp., 6.695% (LIBOR 3 Month + 4.75%), 11/3/2023	3,397,663	2,696,895
[m]	Par Pacific Holdings, Inc., 8.74% (LIBOR 3 Month + 6.75%), 1/12/2026	4,732,500	4,744,331

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[m]	R.R. Donnelley & Sons Company, 6.799% (LIBOR 1 Month + 5.00%), 1/15/2024	$ 2,970,000	$ 2,984,850
	RGIS Services, LLC,
[m]	9.427% (LIBOR 3 Month + 7.50%), 3/31/2023	928,958	1,191,042
[m]	9.299% (LIBOR 3 Month + 7.50%), 3/31/2023	2,136,603	1,174,908
[m]	9.414% (LIBOR 3 Month + 7.50%), 3/31/2023	1,058,548	1,189,362
[f,m]	Titan Acquisition Co., Ltd., 6.195% (LIBOR 3 Month + 4.25%), 5/1/2026	1,422,850	1,426,763
			15,408,151
	Consumer Services — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
[m]	Hanjin International Corp., 4.299% (LIBOR 1 Month + 2.50%), 10/18/2020	7,845,000	7,805,775
			7,805,775
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[m]	Citgo Holding, Inc., 8.799% (LIBOR 1 Month + 7.00%), 8/1/2023	1,995,000	2,029,075
[a,i,m]	Malamute Energy, Inc., 1.945% (LIBOR 3 Month + 1.50% PIK), 11/22/2022	21,442	21,441
	McDermott Technology Americas, Inc.,
[m]	11.90% (LIBOR 3 Month + 10.00%), 10/21/2021	700,367	713,674
[m]	12.002% (LIBOR 3 Month + 10.00%), 10/21/2021	287,269	292,727
			3,056,917
	Food, Beverage & Tobacco — 0.2%
	Food Products — 0.2%
[m]	BellRing Brands, LLC, 6.799% (LIBOR 1 Month + 5.00%), 10/21/2024	3,485,000	3,517,689
			3,517,689
	Materials — 0.1%
	Chemicals — 0.1%
[m]	US Salt LLC, 6.549% (LIBOR 1 Month + 4.75%), 1/16/2026	1,452,028	1,455,658
			1,455,658
	Media & Entertainment — 0.2%
	Media — 0.2%
[m]	ABG Intermediate Holdings 2, LLC, 9.549% (LIBOR 1 Month + 7.75%), 9/29/2025	2,942,313	2,932,516
			2,932,516
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[n]	CoreCivic, Inc., 6.169% (LIBOR 1 Month + 4.50%), 12/12/2024	3,000,000	2,872,500
			2,872,500
	Retailing — 0.1%
	Specialty Retail — 0.1%
[m]	Office Depot, Inc., 7.035% (LIBOR 1 Month + 5.25%), 11/8/2022	812,706	818,801
			818,801
	Software & Services — 0.2%
	Information Technology Services — 0.0%
[m]	Cypress Intermediate Holdings III, Inc., 8.549% (LIBOR 1 Month + 6.75%), 4/27/2025	1,000,000	1,001,500
	Internet Software & Services — 0.2%
[m]	Dun & Bradstreet Corporation (The), 6.792% (LIBOR 1 Month + 5.00%), 2/6/2026	3,000,000	3,023,760
			4,025,260
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
[m]	Colorado Buyer, Inc., 8.99% (LIBOR 1 Month + 7.25%), 5/1/2025	3,000,000	1,806,660
[f,m]	Intelsat Jackson Holdings S.A., 6.432% (LIBOR 3 Month + 4.50%), 1/2/2024	6,845,000	6,892,641
			8,699,301
	Utilities — 0.3%
	Electric Utilities — 0.3%
[m]	Pacific Gas & Electric Co., 3.97% (LIBOR 1 Month + 2.25%), 12/31/2020	4,500,000	4,500,000
			4,500,000
	Total Loan Participations (Cost $56,825,549)		55,092,568

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 15.4%
[o]	Thornburg Capital Management Fund	25,109,023	$ 251,090,233
	Total Short-Term Investments (Cost $251,090,233)		251,090,233
	Total Investments — 99.4% (Cost $1,613,527,622)		$1,620,387,434
	Other Assets Less Liabilities — 0.6%		9,886,895
	Net Assets — 100.0%		$1,630,274,329

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2019
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	2,977,100	1/22/2020	3,343,356	$ 47,204	$ —
Euro	SSB	Buy	697,800	1/22/2020	783,646	7,530	—
Euro	SSB	Buy	2,034,800	1/22/2020	2,285,130	21,415	—

Total						$76,149	—

Net unrealized appreciation (depreciation)						$76,149

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $854,848,567, representing 52.44% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Variable rate coupon, rate shown as of December 31, 2019
h	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2019.
j	Bond in default.
k	Interest Only
l	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2019.
m	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2019.
n	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
o	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FCB	Farm Credit Bank
GO	General Obligation
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.